EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES - Schedule of Units (Details)	6 Months Ended
Jun. 30, 2023 USD ($) shares
Exchangeable Shares
Beginning balance (in shares)	72,955,585
Shares exchanged to LP Units	(622)
Remeasurement (gains) losses (in shares)	0
Ending balance (in shares)	72,954,963
Class B shares
Beginning balance (in shares)	1
Shares exchanged to LP Units	0
Remeasurement (gains) losses (in shares)	0
Ending balance (in shares)	1
Exchangeable shares and class B Shares
Beginning balance | $	$ 1,237,000,000
Shares exchanged to LP Units | $	0
Remeasurement (gains) losses | $	20,000,000
Ending balance | $	$ 1,257,000,000